Goodwill and Intangible Assets	12 Months Ended
Apr. 30, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets	Goodwill and Intangible Assets
Changes in the carrying value of goodwill by reportable segment were as follows:

	Americas	EMEA	APAC	Consolidated

	(in thousands)
Balance as of May 1, 2024	$458,283	$362,966	$87,127	$908,376
Additions (1)	32,024	3,569	1,264	36,857
Exchange rate fluctuations	2,152	1,173	274	3,599
Balance as of April 30, 2025	492,459	367,708	88,665	948,832
Exchange rate fluctuations	1,079	615	110	1,804
Balance as of April 30, 2026	$493,538	$368,323	$88,775	$950,636
_______________________________
(1)Additions to goodwill in fiscal 2025 were due to $36.9 million from the acquisition of Trilogy International (“Trilogy”).
Tax deductible goodwill from acquisitions were as follows:

	April 30,
	2026	2025

	(in thousands)
Salo LLC (“Salo”)	$91,032	$98,779
Infinity Consulting Solutions (“ICS”)	51,231	55,785
Miller Heiman	12,023	13,437
PIVOT Leadership	3,126	3,812
Total tax deductible goodwill from acquisitions	$157,412	$171,813
Intangible assets include the following:

	April 30, 2026			April 30, 2025

	(in thousands)
Amortized intangible assets:	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Customer lists	$197,370	$(158,008)	$39,362	$197,370	$(139,957)	$57,413
Intellectual property	69,100	(64,038)	5,062	69,100	(58,421)	10,679
Trademarks	12,857	(11,631)	1,226	12,857	(10,928)	1,929
Proprietary databases	4,256	(4,256)	—	4,256	(4,256)	—
Non-compete agreements	910	(910)	—	910	(910)	—
Total (1)	$284,493	$(238,843)	45,650	$284,493	$(214,472)	70,021
Exchange rate fluctuations			208			172
Total Intangible assets			$45,858			$70,193
_______________________________
(1)In fiscal 2026, there were no intangible assets additions. In fiscal 2025, there were intangible assets additions of $6.0 million from the acquisition of Trilogy.
Acquisition-related intangible assets acquired in fiscal 2025 consists of customer relationships and tradenames of $5.2 million and $0.8 million, respectively, with weighted-average useful lives from the date of purchase of five years and two years, respectively.
Amortization expense for amortized intangible assets was $24.4 million, $25.0 million and $25.6 million during fiscal 2026, 2025 and 2024, respectively. Estimated annual amortization expense related to amortizing intangible assets is as follows:

Year Ending April 30,	Estimated Annual Amortization Expense
(in thousands)
2027	$18,363
2028	11,134
2029	10,331
2030	5,438
2031	474
Thereafter	118
$45,858
All amortizable intangible assets will be fully amortized by the end of fiscal 2032.